Summary of Significant Accounting Policies - Schedule of Assets and Liabilities Measured at Fair Value (Detail) - Fair Value, Recurring - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Quoted Prices in Active Markets for Identical Assets (Level 1) | Interest rate derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	$ 0	$ 0
Accounts payable and accrued liabilities	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Foreign Currency Hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	0
Accounts payable and accrued liabilities		0
Significant Other Observable Inputs (Level 2) | Interest rate derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	202,000	3,485,281
Accounts payable and accrued liabilities	5,656,000
Significant Other Observable Inputs (Level 2) | Foreign Currency Hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	1,326,000
Accounts payable and accrued liabilities		985,412
Significant unobservable Inputs (Level 3) | Interest rate derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	0	0
Accounts payable and accrued liabilities	0
Significant unobservable Inputs (Level 3) | Foreign Currency Hedges
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	$ 0
Accounts payable and accrued liabilities		$ 0